Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000049905
Document Creation Date	dei_DocumentCreationDate	May 07, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015